Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2017
Furniture and Equipment [Member]
Statement [Line Items]
Depreciation and amortization rates	20.00%
Computer Equipment [Member]
Statement [Line Items]
Depreciation and amortization rates	30.00%